Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have not granted stock options under any equity incentive plan or otherwise since March 2018, and therefore have no policies or practices relating to the granting of stock options close in time to the release of material non-public information. While we have not adopted a formal policy regarding the timing of grants of equity awards generally, including the PSUs and RSUs that we grant, it has been our practice, which we expect to continue, to grant equity awards after the release of our earnings. We do not grant equity awards in anticipation of the release of material non-public information nor do we time the release of material non-public information based on equity award grant dates.

Award Timing Method	We have not granted stock options under any equity incentive plan or otherwise since March 2018, and therefore have no policies or practices relating to the granting of stock options close in time to the release of material non-public information. While we have not adopted a formal policy regarding the timing of grants of equity awards generally, including the PSUs and RSUs that we grant, it has been our practice, which we expect to continue, to grant equity awards after the release of our earnings. We do not grant equity awards in anticipation of the release of material non-public information nor do we time the release of material non-public information based on equity award grant dates
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We have not granted stock options under any equity incentive plan or otherwise since March 2018, and therefore have no policies or practices relating to the granting of stock options close in time to the release of material non-public information. While we have not adopted a formal policy regarding the timing of grants of equity awards generally, including the PSUs and RSUs that we grant, it has been our practice, which we expect to continue, to grant equity awards after the release of our earnings. We do not grant equity awards in anticipation of the release of material non-public information nor do we time the release of material non-public information based on equity award grant dates
MNPI Disclosure Timed for Compensation Value	false